Document and Entity Information	Feb. 12, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 12, 2023
Entity Registrant Name	AVAYA HOLDINGS CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38289
Entity Tax Identification Number	26-1119726
Entity Address, Address Line One	350 Mt. Kemble Avenue
Entity Address, City or Town	Morristown
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07960
City Area Code	908
Local Phone Number	953-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	AVYA
Security Exchange Name	NYSE
Entity Central Index Key	0001418100
Amendment Flag	false
Former Address [Member]
Entity Information [Line Items]
Entity Address, Address Line One	2605 Meridian Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27713